FAIR VALUE MEASUREMENTS - Fair value of warrant liabilities (Details) - JAWS Spitfire Acquisition Corporation - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 07, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities	$ 25,104,000	$ 43,147,500	$ 43,147,500
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities		28,462,500
Public Warrants | Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities	16,560,000
Public Warrants | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities		28,462,500
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities		14,685,000
Private Placement Warrants | Level 2
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities	$ 8,544,000
Private Placement Warrants | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant liabilities		$ 14,685,000